Intangible Assets/Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Intangible liabilities - Charter Agreements
	December 31,	December 31,
	2019	2018
Opening balance	$8,470	$10,482
Amortization in period	(2,000)	(2,012)
Closing balance	$6,470	$8,470

Intangible assets - Charter Agreements
	December 31,	December 31,
	2019	2018
Opening balance	$5,400	$700
Additions through the Poseidon Transaction	—	5,404
Amortization in the year	(3,933)	(704)
Closing balance	$1,467	$5,400